Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO Dividend and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO RAE Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO RAE Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO RAE Global ex-US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO RAE International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO RAE US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO RAE US Small Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%

(PIMCO Equity Series - Supplement) | PIMCO REALPATH Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Equity Series
Supplement dated August 30, 2021 to the Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”); and to the Statement of Additional Information dated October 30, 2020 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)
IMPORTANT NOTICE REGARDING CHANGES IN
NON-FUNDAMENTAL
INVESTMENT OBJECTIVE, FEES AND FEE WAIVER,
NON-FUNDAMENTAL
INVESTMENT POLICIES, BENCHMARK AND PORTFOLIO MANAGEMENT
PIMCO has made significant investments related to its multi-asset and quantitative businesses and other equity trading capabilities in recent years. As part of these efforts, PIMCO has also developed a systematic equity income strategy designed specifically to be employed by the Fund. While this change will involve transitioning Research Affiliates, LLC (“Research Affiliates”) out of its current role as sub-adviser
with respect to the equity portion of the Fund’s portfolio, PIMCO’s relationship with Research Affiliates remains strong, and Research Affiliates continues in its current roles with respect to the services being provided to other PIMCO mutual funds, ETFs and investment strategies.
The Fund’s Board of Trustees has approved several changes with respect to the Fund, which are detailed below.
Effective November 1, 2021, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
In addition, effective November 1, 2021, the advisory fee for the Fund is decreased by 0.01% to 0.44%. Also, effective November 1, 2021, the supervisory and administrative fee for each Class of the Fund is decreased by 0.05% to 0.25% for Institutional Class shares, 0.35% for
I-2,
Class A and Class C shares and 0.45% for
I-3
shares. Accordingly, these advisory fee and supervisory and administrative fee reductions result in the Fund’s net Management Fees decreasing by 0.06% to 0.69% for Institutional Class shares, 0.79% for
I-2,
Class A and Class C shares and 0.89% for
I-3
shares. In addition, effective November 1, 2021, in connection with certain principal investment strategy changes described below, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2022, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. Accordingly, effective November 1, 2021, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective November 1, 2021, corresponding changes are made to: (i) the Fund’s Management Fees table in the “Management of the Funds—Management Fees” section of the Prospectus; (ii) the Fund’s Advisory Fees table in the “Management of the Funds—Management Fees—Advisory Fees” section of the Prospectus; and (iii) the Fund’s Supervisory and Administrative Fee table in the “Management of the Funds—Management Fees—Supervisory and Administrative Fee” section of the Prospectus. Also, effective November 1, 2021, corresponding changes are made to: (i) the table in the “Management of the Trust—Advisory Fee Rates” section of the SAI; (ii) the tables in the “Management of the
Trust—Sub-Advisory
and Portfolio Implementation Fee Payments” section of the SAI; (iii) the table in the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI; (iv) the disclosure in the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI. Effective November 1, 2021, the “Management of the Funds—Fund of Funds Fees” section of the Prospectus is renamed “Management of the Funds—Underlying Fund Fees,” and corresponding changes are made to such section of the Prospectus.
In addition, effective November 1, 2021, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 35 – 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.
The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives.
The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating.
The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors.
Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end
investment company, except funds of funds and series of the Trust sub-advised
by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”).
The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign
(non-U.S.)
countries. The Fund may obtain foreign currency exposure (from
non-U.S.
dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).
Investors should be aware that during the transition from the principal investment strategies in effect prior to November 1, 2021 to the principal investment strategies described above, the Fund’s holdings may deviate more substantially from the positions and target weights suggested by PIMCO’s systematic equity income strategy than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective November 1, 2021, the introductory paragraph of the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
In addition, effective November 1, 2021, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus immediately following the introductory paragraph:
The following risks are principal risks of investing in the Fund.
Allocation Risk:
the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk:
the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
In addition, effective November 1, 2021, the “Principal Risks—Management Risk” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Management Risk:
the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the
Fund will be
achieved
In addition, effective November 1, 2021, the following is added immediately following the “Principal Risks—Convertible Securities Risk” section of the Fund’s Fund Summary in the Prospectus:
Exchange-Traded Fund Risk:
the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk:
the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially
when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index.
Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk:
the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
In addition, effective November 1, 2021, the Fund’s primary broad-based securities market index is the MSCI ACWI High Dividend Yield Index, and the Fund’s secondary benchmark index is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. Accordingly, effective November 1, 2021, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and an additional benchmark. Effective November 1, 2021, the Fund’s primary benchmark is the MSCI ACWI High Dividend Yield Index. The MSCI ACWI High Dividend Yield Index includes large and mid cap stocks across 23 developed markets and 27 emerging markets countries. The index is designed to include companies with high dividend income and quality characteristics, and that have higher than average dividend yields that are both sustainable and persistent. Securities are screened based on track record of consistent dividend payments with capacity to sustain dividend payouts into the future. Securities are also screened based on certain quality factors such as return on equity, earnings variability, debt to equity, and recent 12-month price performance. Issuer weights are capped at 5%. The index is market cap weighted and rebalanced semi-annually in May and November. The Fund believes that the new primary benchmark better aligns with the Fund’s investment strategy. Prior to November 1, 2021, the Fund’s primary benchmark was the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund’s additional benchmark is a blend of 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index. The Bloomberg US Aggregate Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.
In addition, effective November 1, 2021, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI World Index in the Average Annual Total Returns Table:

	1 Year	5 Years	Since Inception (12/14/2011)
MSCI ACWI High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	23.89%	7.33%	9.23%
In addition, effective November 1, 2021, the following disclosure replaces the row relating to the 75% MSCI World Index / 25% Bloomberg Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (12/14/2011)
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index (reflects no deductions for fees, expenses or taxes)	16.29%	5.34%	6.05%